Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
The Company's Consolidated Capital Ratios and the Bank's Actual Capital Amounts and Ratios

The Company’s consolidated capital ratios and the Bank’s actual capital amounts and ratios as of December 31, 2016, and December 31, 2015, are presented below:

					To be Well
			Minimum Capital		Capitalized for
			Required - Basel III		Prompt Corrective
	Actual		Phase-In Schedule		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2016
Tier 1 leverage capital to adjusted total assets
Company	$92,803	10.8%	$34,392	4.0%	$42,990	5.0%
Bank	$91,617	10.7%	$34,315	4.0%	$42,894	5.0%
Total capital to risk weighted assets
Company	$98,915	16.2%	$52,682	8.625%	$61,080	10.0%
Bank	$97,729	16.0%	$52,561	8.625%	$60,941	10.0%
Tier 1 capital to risk weighted assets
Company	$92,803	15.2%	$40,466	6.625%	$48,864	8.0%
Bank	$91,617	15.0%	$40,373	6.625%	$48,753	8.0%
Common equity tier 1capital to risk weighted assets
Company	$92,803	15.2%	$31,304	5.125%	n/a	n/a
Bank	$91,617	15.0%	$31,232	5.125%	$39,611	6.5%
As of December 31, 2015
Tier 1 leverage capital to adjusted total assets
Company	$95,156	10.9%	$34,924	4.0%	$43,656	5.0%
Bank	$93,328	10.7%	$34,840	4.0%	$43,550	5.0%
Total capital to risk weighted assets
Company	$100,857	17.3%	$46,772	8.0%	$58,465	10.0%
Bank	$99,029	17.1%	$46,272	8.0%	$57,840	10.0%
Tier 1 capital to risk weighted assets
Company	$95,156	16.3%	$35,079	6.0%	$46,772	8.0%
Bank	$93,328	16.1%	$34,704	6.0%	$46,272	8.0%
Common equity tier 1capital to risk
weighted assets
Company	$95,156	16.3%	$26,309	4.5%	n/a	n/a
Bank	$93,328	16.1%	$26,028	4.5%	$37,596	6.5%